NOTE PAYABLE (Details Narrative) - USD ($)	Jul. 17, 2024	Jul. 11, 2024	Jan. 31, 2023	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2025	Dec. 31, 2024	Jun. 17, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes Payable, Noncurrent						$ 146,000	$ 146,000		$ 146,000
Notes payable
Investor [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Notes payable	$ 16,500	$ 110,000						$ 110,000
Maturity description	due on the earlier of August 31, 2024 or 5 business days after the Company’s IPO
Loan and Authorization Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, payment terms description				The SBA deferred the first payment due from 12 months from the date of the promissory note to 30 months from the date of the Note, with a term of 30 years or July 1, 2050.
Interest rate				3.75%
Accrued interest						$ 3,091	5,227
Loan and Authorization Agreement [Member] | Safe-Pro USA LLC [Member]
Short-Term Debt [Line Items]
Notes Payable, Noncurrent				$ 146,000	$ 146,000
Debt Instrument, Periodic Payment					$ 712
Debt instrument, payment terms description					beginning 12 months from the date of the promissory Note. Subsequently, through several loan payment deferrals, the SBA deferred the first payment due from 12 months from the date of the promissory note to 30 months from the date of the Note. The balance of principal and interest will be payable 30 years from the date of the promissory Note, or July 1, 2050
Interest rate					3.75%
Debt Instrument, Periodic Payment, Interest			$ 712
Interest Payable, Current							$ 5,227		$ 7,598